VT George Putnam Balanced Fund
The fund's portfolio
9/30/24 (Unaudited)

COMMON STOCKS (62.7%)(a)
	Shares	Value
Basic materials (2.3%)
Agnico-Eagle Mines, Ltd. (Canada)	4,371	$352,117
Corteva, Inc.	22,737	1,336,708
CRH PLC	7,760	719,662
DuPont de Nemours, Inc.	6,807	606,572
Eastman Chemical Co.	4,088	457,652
Glencore PLC (United Kingdom)	80,286	459,770
International Paper Co.(S)	9,683	473,015
Linde PLC	534	254,643
PPG Industries, Inc.	3,368	446,125
Sherwin-Williams Co. (The)	2,218	846,544

		5,952,808
Capital goods (2.9%)
Berry Global Group, Inc.	3,970	269,881
Boeing Co. (The)(NON)	870	132,275
Fortive Corp.	13,401	1,057,741
Honeywell International, Inc.	4,783	988,694
Howmet Aerospace, Inc.	6,974	699,144
Ingersoll Rand, Inc.	6,009	589,843
L3Harris Technologies, Inc.	986	234,540
Northrop Grumman Corp.	1,846	974,817
Otis Worldwide Corp.	12,324	1,280,957
RTX Corp.	5,599	678,375
Vertiv Holdings Co. Class A	8,042	800,099

		7,706,366
Communication services (1.2%)
American Tower Corp.(R)	2,482	577,214
Charter Communications, Inc. Class A(NON)(S)	4,022	1,303,450
T-Mobile US, Inc.	6,841	1,411,709

		3,292,373
Computers (5.1%)
Apple, Inc.	44,460	10,359,180
Nutanix, Inc. Class A(NON)	8,558	507,062
Seagate Technology Holdings PLC(S)	24,717	2,707,253

		13,573,495
Consumer cyclicals (9.7%)
4Front Ventures Corp.(NON)	484,225	21,790
Amazon.com, Inc.(NON)	37,416	6,971,723
BJ's Wholesale Club Holdings, Inc.(NON)	3,052	251,729
Booking Holdings, Inc.	296	1,246,788
Clorox Co. (The)	1,217	198,261
General Motors Co.	5,894	264,287
Hilton Worldwide Holdings, Inc.	3,245	747,973
Home Depot, Inc. (The)	6,319	2,560,459
Levi Strauss & Co. Class A	9,600	209,280
Lululemon Athletica, Inc. (Canada)(NON)	1,053	285,732
Mastercard, Inc. Class A	5,728	2,828,486
Netflix, Inc.(NON)	1,340	950,422
Nike, Inc. Class B	1,735	153,374
O'Reilly Automotive, Inc.(NON)	205	236,078
On Holding AG Class A (Switzerland)(NON)(S)	2,078	104,212
PulteGroup, Inc.	9,343	1,341,001
Target Corp.	4,227	658,820
Tesla, Inc.(NON)	7,514	1,965,888
TJX Cos., Inc. (The)	4,964	583,469
United Rentals, Inc.	977	791,106
Vail Resorts, Inc.	1,857	323,657
Viking Holdings, Ltd. (Bermuda)(NON)	15,048	525,025
Walmart, Inc.	24,443	1,973,772
Walt Disney Co. (The)	5,660	544,435

		25,737,767
Consumer staples (3.3%)
Chipotle Mexican Grill, Inc.(NON)	15,396	887,118
Coca-Cola Co. (The)	24,631	1,769,984
Costco Wholesale Corp.	1,060	939,711
General Mills, Inc.(S)	5,281	390,002
Monster Beverage Corp.(NON)	5,644	294,447
PepsiCo, Inc.	10,859	1,846,573
Procter & Gamble Co. (The)	13,319	2,306,851
Uber Technologies, Inc.(NON)	5,154	387,375

		8,822,061
Electronics (7.8%)
Advanced Micro Devices, Inc.(NON)	24,867	4,080,177
Analog Devices, Inc.	9,197	2,116,873
Broadcom, Inc.	14,465	2,495,213
NVIDIA Corp.	83,881	10,186,509
Qualcomm, Inc.	6,188	1,052,269
Vontier Corp.	15,787	532,653

		20,463,694
Energy (2.3%)
BP PLC (United Kingdom)	74,723	389,720
Cenovus Energy, Inc. (Canada)	48,786	815,956
ConocoPhillips	5,695	599,570
Exxon Mobil Corp.	27,138	3,181,116
Noble Corp PLC (United Kingdom)(S)	13,423	485,107
Shell PLC (London Exchange) (United Kingdom)	20,527	665,931

		6,137,400
Financials (7.0%)
AIA Group, Ltd. (Hong Kong)	125,200	1,093,354
Apollo Global Management, Inc.	9,816	1,226,117
Assured Guaranty, Ltd.	10,376	825,100
AXA SA (France)	31,024	1,194,325
Bank of America Corp.	57,890	2,297,075
Berkshire Hathaway, Inc. Class B(NON)	2,060	948,136
BlackRock, Inc.	232	220,286
Capital One Financial Corp.	12,440	1,862,641
Charles Schwab Corp. (The)	21,892	1,418,821
Citigroup, Inc.	38,660	2,420,116
CME Group, Inc.	1,817	400,921
Gaming and Leisure Properties, Inc.(R)	19,352	995,660
JPMorgan Chase & Co.	2,050	432,263
Prudential PLC (United Kingdom)	43,435	402,957
TPG, Inc.	13,864	798,012
Visa, Inc. Class A(S)	5,390	1,481,981
Vornado Realty Trust(R)(S)	10,697	421,462

		18,439,227
Health care (7.7%)
Abbott Laboratories	7,181	818,706
AbbVie, Inc.	11,884	2,346,852
Ascendis Pharma A/S ADR (Denmark)(NON)	6,033	900,787
Becton, Dickinson and Co.	708	170,699
Bio-Rad Laboratories, Inc. Class A(NON)	2,195	734,403
Boston Scientific Corp.(NON)	10,151	850,654
Cigna Group (The)	2,000	692,880
Danaher Corp.	2,961	823,217
Elevance Health, Inc.	395	205,400
Eli Lilly and Co.	2,905	2,573,656
Exact Sciences Corp.(NON)(S)	2,509	170,913
Innoviva, Inc.(NON)	52,099	1,006,032
Intuitive Surgical, Inc.(NON)	1,885	926,044
Johnson & Johnson	5,581	904,457
McKesson Corp.	1,853	916,160
Medtronic PLC	4,007	360,750
Merck & Co., Inc.	7,149	811,840
Regeneron Pharmaceuticals, Inc.(NON)	400	420,496
Stryker Corp.	405	146,310
Thermo Fisher Scientific, Inc.	1,856	1,148,066
UnitedHealth Group, Inc.	5,086	2,973,682
Zoetis, Inc.	1,258	245,788

		20,147,792
Software (5.7%)
Microsoft Corp.	26,173	11,262,237
Oracle Corp.	22,503	3,834,511

		15,096,748
Technology services (4.5%)
Alphabet, Inc. Class A	34,182	5,669,085
Fair Isaac Corp.(NON)	408	792,956
Meta Platforms, Inc. Class A	8,649	4,951,034
Salesforce, Inc.	1,318	360,750

		11,773,825
Transportation (1.4%)
Canadian Pacific Kansas City, Ltd. (Canada)	6,494	555,497
FedEx Corp.	5,824	1,593,912
Old Dominion Freight Line, Inc.	2,093	415,754
Southwest Airlines Co.	13,155	389,783
Union Pacific Corp.	3,438	847,398

		3,802,344
Utilities and power (1.8%)
Constellation Energy Corp.	598	155,492
Exelon Corp.	18,798	762,259
NextEra Energy, Inc.	11,870	1,003,371
NRG Energy, Inc.	15,930	1,451,223
PG&E Corp.	28,800	569,376
PPL Corp.	16,659	551,080
Southern Co. (The)	3,857	347,824

		4,840,625

Total common stocks (cost $92,783,748)		$165,786,525

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (8.6%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (2.3%)
Government National Mortgage Association Pass-Through Certificates
5.50%, 4/20/54	$994,820	$1,007,388
4.50%, 3/20/49	360,594	356,189
3.50%, TBA, 10/1/54	1,000,000	939,605
3.50%, with due dates from 11/20/47 to 5/20/52	1,089,934	1,014,998
3.00%, with due dates from 7/20/46 to 11/20/46	2,035,958	1,881,825
2.50%, 2/20/53	988,011	871,919

		6,071,924
U.S. Government Agency Mortgage Obligations (6.3%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
5.50%, with due dates from 9/1/53 to 11/1/53	873,132	888,220
2.50%, 1/1/52	949,670	832,740
Federal National Mortgage Association Pass-Through Certificates
6.00%, 10/1/53	951,035	981,693
5.50%, with due dates from 7/1/33 to 9/1/53	146,050	149,307
5.00%, with due dates from 8/1/33 to 10/1/52	866,298	870,248
4.50%, 2/1/49	467,876	469,389
4.00%, with due dates from 9/1/52 to 5/1/53	940,845	908,358
3.50%, with due dates from 11/1/49 to 12/1/49	639,307	603,149
3.00%, with due dates from 6/1/46 to 8/1/51	1,698,403	1,554,564
2.50%, with due dates from 10/1/50 to 4/1/52	2,310,962	2,014,331
2.50%, 2/1/36	157,385	148,237
2.00%, with due dates from 10/1/50 to 4/1/52	2,989,877	2,495,043
Uniform Mortgage-Backed Securities
5.00%, TBA, 10/1/54	1,000,000	999,492
4.50%, TBA, 10/1/54	2,000,000	1,966,367
2.50%, TBA, 10/1/54	1,000,000	863,321
2.00%, TBA, 10/1/54	1,000,000	826,874

		16,571,333

Total U.S. government and agency mortgage obligations (cost $23,098,744)		$22,643,257

U.S. TREASURY OBLIGATIONS (11.4%)(a)
	Principal amount	Value
U.S. Treasury Bonds
3.625%, 2/15/53	$1,360,000	$1,237,016
3.00%, 2/15/49	2,080,000	1,684,556
3.00%, 2/15/47	2,010,000	1,647,729
2.875%, 5/15/52	720,000	564,075
2.75%, 8/15/42(SEG)	3,000,000	2,472,891
2.00%, 8/15/51	1,030,000	663,726
1.875%, 2/15/51	1,350,000	846,255
U.S. Treasury Notes
3.875%, 8/15/33	990,000	998,237
3.375%, 5/15/33	680,000	661,287
2.75%, 8/15/32	3,660,000	3,420,956
2.25%, 11/15/27	2,340,000	2,249,188
1.875%, 2/28/27	2,800,000	2,689,422
1.625%, 5/15/31	580,000	511,408
1.625%, 9/30/26	2,420,000	2,327,454
1.625%, 5/15/26	2,330,000	2,253,820
1.625%, 2/15/26	800,000	776,953
1.50%, 2/15/30	2,270,000	2,038,744
1.375%, 11/15/31	370,000	316,928
0.50%, 4/30/27	3,000,000	2,774,180

Total U.S. treasury obligations (cost $31,561,484)		$30,134,825

CORPORATE BONDS AND NOTES (14.5%)(a)
	Principal amount	Value
Basic materials (0.8%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.55%, 11/15/30 (Germany)	$61,000	$65,785
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)	28,000	29,715
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)	142,000	147,194
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)	95,000	89,688
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43	164,000	154,414
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	13,000	12,997
FMC Corp. sr. unsec. unsub. notes 5.65%, 5/18/33	119,000	123,204
Georgia-Pacific, LLC 144A sr. unsec. sub. notes 2.10%, 4/30/27	200,000	190,504
Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. notes 6.00%, 11/15/41 (Canada)	5,000	5,244
Glencore Funding, LLC 144A company guaranty sr. unsec. bonds 5.634%, 4/4/34	127,000	132,619
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30	244,000	218,860
Huntsman International, LLC sr. unsec. bonds 5.70%, 10/15/34	45,000	44,657
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29	210,000	206,293
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	80,000	80,355
International Flavors & Fragrances, Inc. 144A company guaranty sr. unsec. bonds 3.468%, 12/1/50	25,000	17,761
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30	46,000	40,366
Nutrien, Ltd. sr. unsec. notes 4.00%, 12/15/26 (Canada)	152,000	150,981
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	87,000	85,570
Westlake Corp. sr. unsec. bonds 3.125%, 8/15/51	219,000	148,287
Westlake Corp. sr. unsec. bonds 2.875%, 8/15/41	111,000	80,742
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	140,000	163,496
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	9,000	10,635
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)	23,000	26,648

		2,226,015
Capital goods (0.8%)
BAE Systems PLC 144A sr. unsec. bonds 5.50%, 3/26/54 (United Kingdom)	200,000	209,799
Berry Global, Inc. company guaranty sr. notes 5.50%, 4/15/28	10,000	10,253
Berry Global, Inc. 144A company guaranty sr. notes 4.875%, 7/15/26	4,000	3,997
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27	125,000	117,389
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26	152,000	146,313
Boeing Co. (The) sr. unsec. bonds 3.95%, 8/1/59	55,000	37,643
Boeing Co. (The) sr. unsec. bonds 5.805%, 5/1/50	38,000	36,736
Boeing Co. (The) sr. unsec. notes 2.196%, 2/4/26	180,000	173,406
Boeing Co. (The) sr. unsec. unsub. bonds 3.375%, 6/15/46	38,000	25,828
Boeing Co. (The) sr. unsec. unsub. notes 6.125%, 2/15/33	132,000	138,665
Boeing Co. (The) 144A sr. unsec. bonds 6.858%, 5/1/54	66,000	72,490
Boeing Co. (The) 144A sr. unsec. bonds 6.528%, 5/1/34	38,000	40,798
Boeing Co. (The) 144A sr. unsec. notes 6.298%, 5/1/29	23,000	24,206
Boeing Co. (The) 144A sr. unsec. notes 6.259%, 5/1/27	12,000	12,397
Howmet Aerospace, Inc. sr. unsec. unsub. bonds 5.95%, 2/1/37	68,000	74,423
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29	117,000	111,038
MasTec, Inc. company guaranty sr. unsec. unsub. notes 5.90%, 6/15/29	150,000	156,683
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	99,000	99,570
Oshkosh Corp. sr. unsec. unsub. notes 3.10%, 3/1/30	19,000	17,607
Republic Services, Inc. sr. unsec. unsub. notes 5.00%, 11/15/29	210,000	217,590
RTX Corp. sr. unsec. notes 5.15%, 2/27/33	48,000	49,920
Waste Connections, Inc. sr. unsec. bonds 5.00%, 3/1/34	66,000	67,773
Waste Connections, Inc. sr. unsec. notes 4.25%, 12/1/28	166,000	166,683
Waste Management, Inc. company guaranty sr. unsec. notes 4.875%, 2/15/29	110,000	113,770

		2,124,977
Communication services (1.1%)
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31(R)	122,000	108,970
American Tower Corp. sr. unsec. notes 3.125%, 1/15/27(R)	230,000	223,934
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)	130,000	120,275
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)	66,000	63,795
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33	162,000	136,623
AT&T, Inc. sr. unsec. unsub. bonds 2.25%, 2/1/32	139,000	119,349
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	12,000	11,236
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 2.25%, 1/15/29	55,000	48,989
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. sr. bonds 3.70%, 4/1/51	5,000	3,194
Comcast Corp. company guaranty sr. unsec. notes 3.45%, 2/1/50	189,000	143,177
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	119,000	99,464
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27	68,000	65,564
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28(R)	134,000	131,559
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27(R)	66,000	64,708
Crown Castle, Inc. sr. unsec. notes 4.90%, 9/1/29(R)	20,000	20,338
Crown Castle, Inc. sr. unsec. notes 4.75%, 5/15/47(R)	28,000	25,490
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)	194,000	183,172
Rogers Communications, Inc. company guaranty sr. unsec. bonds 8.75%, 5/1/32 (Canada)	9,000	10,945
Rogers Communications, Inc. company guaranty sr. unsec. notes 5.00%, 2/15/29 (Canada)	140,000	142,911
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 3.80%, 3/15/32 (Canada)	77,000	71,484
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	198,000	216,335
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30	6,000	5,836
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27	229,000	226,286
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.05%, 7/15/33	76,000	77,935
Time Warner Cable Enterprises, LLC company guaranty sr. unsub. notes 8.375%, 7/15/33	80,000	92,102
Verizon Communications, Inc. sr. unsec. bonds 3.70%, 3/22/61	117,000	88,633
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	200,000	201,133
Verizon Communications, Inc. sr. unsec. unsub. notes 2.355%, 3/15/32	132,000	113,763

		2,817,200
Consumer cyclicals (1.3%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	120,000	117,461
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	131,000	120,828
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27	56,000	54,986
Amazon.com, Inc. sr. unsec. unsub. bonds 2.70%, 6/3/60	164,000	105,543
Autonation, Inc. company guaranty sr. unsec. notes 4.50%, 10/1/25	13,000	12,951
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.95%, 8/14/28	77,000	75,798
Brunswick Corp/DE sr. unsec. notes 5.85%, 3/18/29	70,000	72,289
D.R. Horton, Inc. company guaranty sr. unsec. bonds 5.00%, 10/15/34	137,000	138,973
Discovery Communications, LLC company guaranty sr. unsec. unsub. notes 3.625%, 5/15/30	3,000	2,704
Ecolab, Inc. sr. unsec. unsub. notes 3.25%, 12/1/27	122,000	119,445
Home Depot, Inc./The sr. unsec. unsub. bonds 5.30%, 6/25/54	61,000	64,157
Home Depot, Inc./The sr. unsec. unsub. notes 4.95%, 6/25/34	61,000	63,441
Home Depot, Inc./The sr. unsec. unsub. notes 4.75%, 6/25/29	65,000	67,020
Hyundai Capital America 144A sr. unsec. notes 6.375%, 4/8/30 (South Korea)	14,000	15,104
Hyundai Capital America 144A sr. unsec. notes 5.40%, 1/8/31 (South Korea)	32,000	33,097
Hyundai Capital America 144A sr. unsec. notes 4.55%, 9/26/29 (South Korea)	35,000	34,939
Hyundai Capital America 144A sr. unsec. notes 6.50%, 1/16/29 (South Korea)	120,000	128,796
Hyundai Capital America 144A sr. unsec. notes 5.35%, 3/19/29 (South Korea)	67,000	69,047
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28	197,000	199,191
Netflix, Inc. sr. unsec. bonds 5.40%, 8/15/54	33,000	34,963
Netflix, Inc. sr. unsec. bonds 4.90%, 8/15/34	28,000	28,973
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29	199,000	209,448
Omnicom Group, Inc./Omnicom Capital, Inc. sr. unsec. unsub. notes 3.60%, 4/15/26	42,000	41,521
Owens Corning sr. unsec. sub. bonds 5.70%, 6/15/34	109,000	115,784
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29	120,000	113,982
Paramount Global sr. unsec. unsub. notes 3.70%, 6/1/28	70,000	66,496
Paramount Global sr. unsec. unsub. notes 2.90%, 1/15/27	26,000	24,886
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	175,000	161,653
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30	52,000	44,394
Sands China, Ltd. sr. unsec. sub. notes 3.80%, 1/8/26 (Hong Kong)	200,000	196,775
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27	200,000	187,661
Tapestry, Inc. company guaranty sr. unsec. notes 7.85%, 11/27/33	39,000	42,304
Target Corp. sr. unsec. unsub. notes 4.50%, 9/15/34	120,000	120,059
Toll Brothers Finance Corp. company guaranty sr. unsec. notes 3.80%, 11/1/29	75,000	72,813
Toll Brothers Finance Corp. company guaranty sr. unsec. unsub. notes 4.35%, 2/15/28	64,000	63,686
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 3.755%, 3/15/27	298,000	288,212

		3,309,380
Consumer staples (0.6%)
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	200,000	198,552
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	142,000	169,768
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	82,000	87,170
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85%, 11/15/24	130,000	129,757
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL 144A company guaranty sr. unsec. bonds 6.75%, 3/15/34 (Luxembourg)	122,000	135,240
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29 (Luxembourg)	135,000	125,725
Kenvue, Inc. company guaranty sr. unsec. notes Ser. REGS, 4.90%, 3/22/33	198,000	205,027
Kenvue, Inc. company guaranty sr. unsec. unsub. notes 5.05%, 3/22/28	32,000	33,121
Kenvue, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 5.05%, 3/22/53	36,000	37,023
Kroger Co. (The) sr. unsec. notes 4.70%, 8/15/26	160,000	161,118
Mars, Inc. 144A sr. unsec. unsub. notes 4.65%, 4/20/31	30,000	30,279
Philip Morris International, Inc. sr. unsec. unsub. notes 5.125%, 2/15/30	191,000	198,196

		1,510,976
Energy (0.7%)
6297782 LLC 144A company guaranty sr. unsec. bonds 5.584%, 10/1/34	56,000	56,564
6297782 LLC 144A company guaranty sr. unsec. notes 5.026%, 10/1/29	115,000	115,350
Aker BP ASA 144A sr. unsec. bonds 5.80%, 10/1/54 (Norway)	77,000	75,919
Canadian Natural Resources, Ltd. sr. unsec. unsub. notes 7.20%, 1/15/32 (Canada)	127,000	144,353
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29	200,000	197,390
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32	66,000	59,072
Columbia Pipelines Operating Co., LLC 144A sr. unsec. bonds 6.544%, 11/15/53	71,000	80,020
Columbia Pipelines Operating Co., LLC 144A sr. unsec. notes 5.927%, 8/15/30	66,000	69,932
Occidental Petroleum Corp. sr. unsec. sub. notes 7.50%, 5/1/31	222,000	252,405
Occidental Petroleum Corp. sr. unsec. unsub. bonds 5.55%, 10/1/34	84,000	85,339
Occidental Petroleum Corp. sr. unsec. unsub. notes 5.20%, 8/1/29	35,000	35,607
ONEOK, Inc. company guaranty sr. unsec. notes 4.75%, 10/15/31	100,000	100,031
ONEOK, Inc. company guaranty sr. unsec. sub. bonds 6.05%, 9/1/33	10,000	10,690
ONEOK, Inc. company guaranty sr. unsec. unsub. notes 6.10%, 11/15/32	122,000	131,414
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.25%, 7/15/33	25,000	26,473
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28	35,000	36,123
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/25	28,000	28,116
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	130,000	130,074
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31	127,000	126,148
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 6.25%, 1/15/30	175,000	183,561

		1,944,581
Financials (4.7%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)	270,000	243,762
AerCap Ireland Capital DAC/AerCap Global Aviation Trust jr. sub. bonds 6.95%, 3/10/55 (Ireland)	150,000	155,571
Air Lease Corp. sr. unsec. notes Ser. MTN, 3.00%, 2/1/30	195,000	179,836
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	27,000	27,107
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	32,000	30,098
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	84,000	95,125
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27	40,000	41,648
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	205,000	202,096
Athene Global Funding 144A notes 5.526%, 7/11/31	132,000	135,742
Athene Holding, Ltd. sr. unsec. bonds 6.25%, 4/1/54	38,000	40,545
Athene Holding, Ltd. sr. unsec. bonds 5.875%, 1/15/34	154,000	161,275
Australia and New Zealand Banking Group, Ltd. 144A unsec. sub. FRB 2.57%, 11/25/35 (Australia)	200,000	173,635
Aviation Capital Group, LLC 144A sr. unsec. notes 5.375%, 7/15/29	135,000	137,971
Banco Santander SA sr. unsec. unsub. FRN 1.722%, 9/14/27 (Spain)	600,000	568,512
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	32,000	32,124
Bank of America Corp. sr. unsec. FRB 5.468%, 1/23/35	38,000	39,976
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.551%, 2/4/28	70,000	67,265
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37	416,000	384,669
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	150,000	165,731
Bank of America Corp. unsec. sub. notes Ser. MTN, 5.425%, 8/15/35	185,000	189,716
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)	42,000	40,823
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. bonds 2.85%, 10/15/50	28,000	19,700
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	79,000	75,116
Blackstone Private Credit Fund sr. unsec. unsub. notes 3.25%, 3/15/27	73,000	69,585
Capital One Financial Corp. sr. unsec. unsub. FRN 7.624%, 10/30/31	35,000	39,791
Capital One Financial Corp. sr. unsec. unsub. notes 3.75%, 3/9/27	142,000	140,212
Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25	63,000	62,574
Citigroup, Inc. jr. unsec. sub. bonds Ser. CC, 7.125%, 5/29/74	113,000	117,909
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity	129,000	124,482
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	10,000	9,824
Citigroup, Inc. sr. unsec. FRN 5.61%, 9/29/26	265,000	267,387
Citigroup, Inc. sub. unsec. bonds 6.174%, 5/25/34	35,000	37,359
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	255,000	239,421
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	264,000	264,411
CNA Financial Corp. sr. unsec. notes 5.125%, 2/15/34	76,000	77,771
CNO Financial Group, Inc. sr. unsec. bonds 6.45%, 6/15/34	188,000	198,824
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	28,000	28,019
CNO Global Funding 144A notes 4.95%, 9/9/29	20,000	20,086
Commonwealth Bank of Australia 144A unsec. sub. notes 5.837%, 3/13/34 (Australia)	215,000	226,873
Corebridge Financial, Inc. sr. unsec. notes 3.85%, 4/5/29	95,000	92,584
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 2.311%, 11/16/27 (Germany)	150,000	142,730
Deutsche Bank AG/New York, NY unsec. sub. FRB 3.729%, 1/14/32 (Germany)	225,000	201,990
EPR Properties company guaranty sr. unsec. unsub. notes 4.50%, 6/1/27(R)	32,000	31,542
F&G Annuities & Life, Inc. company guaranty sr. unsec. notes 6.50%, 6/4/29	95,000	97,909
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	145,000	146,793
Fidelity National Financial, Inc. sr. unsec. bonds 3.20%, 9/17/51	68,000	45,592
Fifth Third Bancorp sr. unsec. notes 4.895%, 9/6/30	10,000	10,130
Fifth Third Bancorp sr. unsec. unsub. FRN 6.339%, 7/27/29	100,000	106,339
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28	157,000	164,215
Ford Motor Co. sr. unsec. unsub. notes 5.80%, 3/5/27	200,000	203,695
General Motors Financial Co., Inc. sr. sub. notes 5.80%, 1/7/29	90,000	93,640
General Motors Financial Co., Inc. sr. unsec. notes 4.90%, 10/6/29	61,000	61,088
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. bonds 3.25%, 1/15/32(R)	61,000	54,016
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 6.75%, 12/1/33(R)	89,000	98,330
Goldman Sachs Group, Inc. (The) jr. unsec. sub. bonds Ser. Y, 6.125%, 9/26/54	220,000	221,504
Goldman Sachs Group, Inc. (The) jr. unsec. sub. FRN 3.65%, 7/28/51	25,000	23,761
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	97,000	96,455
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 5.70%, 11/1/24	185,000	185,081
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	59,000	49,002
Intercontinental Exchange, Inc. sr. unsec. notes 4.35%, 6/15/29	63,000	63,529
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)	220,000	196,283
Jefferies Financial Group, Inc. sr. unsec. notes Ser. MTN, 5.15%, 9/15/25	85,000	85,125
Jefferies Financial Group, Inc. sr. unsec. notes 6.20%, 4/14/34	76,000	81,393
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity	146,000	145,099
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (CME Term SOFR 3 Month + 1.26%), 6.38%, 5/15/47	82,000	74,174
JPMorgan Chase & Co. jr. unsec. sub. FRN 3.65%, perpetual maturity	26,000	25,218
JPMorgan Chase & Co. sr. unsec. unsub. FRN 3.782%, 2/1/28	324,000	320,498
JPMorgan Chase & Co. unsec. sub. FRB 5.717%, 9/14/33	175,000	185,620
KKR Group Finance Co. VI, LLC 144A company guaranty sr. unsec. bonds 3.75%, 7/1/29	25,000	24,294
LPL Holdings, Inc. company guaranty sr. unsec. notes 6.75%, 11/17/28	67,000	72,085
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29	185,000	187,012
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. bonds 3.729%, 10/15/70	165,000	119,907
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37	400,000	446,002
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29	105,000	107,676
Morgan Stanley sr. unsec. sub. bonds 5.942%, 2/7/39	99,000	103,983
Morgan Stanley unsec. sub. notes Ser. GMTN, 4.35%, 9/8/26	450,000	451,297
Nasdaq, Inc. sr. unsec. sub. bonds 5.55%, 2/15/34	22,000	23,218
NatWest Group PLC sr. unsec. unsub. FRN 5.847%, 3/2/27 (United Kingdom)	200,000	203,590
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	38,000	33,252
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33	345,000	340,284
Prologis LP sr. unsec. unsub. FRN 5.00%, 3/15/34(R)	61,000	62,592
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)	58,000	52,393
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27(R)	26,000	24,800
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	35,000	35,076
Societe Generale SA 144A jr. unsec. sub. FRB 10.00%, 11/14/73 (France)	200,000	215,467
Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39	38,000	45,386
Toronto-Dominion Bank (The) sr. unsec. notes 4.108%, 6/8/27 (Canada)	76,000	76,005
Truist Financial Corp. sr. unsec. unsub. FRB Ser. MTN, 5.711%, 1/24/35	122,000	128,572
UBS Group AG 144A jr. unsec. sub. bonds 6.85%, 9/10/54 (Switzerland)	255,000	259,781
UBS Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)	250,000	245,458
US Bancorp unsec. sub. FRB 2.491%, 11/3/36	213,000	179,814
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28(R)	95,000	95,444
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.875%, 2/15/29(R)	100,000	95,858
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27(R)	35,000	34,165
VICI Properties LP/VICI Note Co., Inc. 144A company guarenty sr. unsec. notes 4.50%, 1/15/28(R)	120,000	118,553
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, perpetual maturity	80,000	77,802
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	81,000	76,734
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)	75,000	56,788

		12,429,194
Health care (1.0%)
AbbVie, Inc. sr. unsec. bonds 5.05%, 3/15/34	39,000	40,751
AbbVie, Inc. sr. unsec. notes 4.95%, 3/15/31	137,000	142,490
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51	79,000	72,408
Amgen, Inc. sr. unsec. unsub. bonds 5.75%, 3/2/63	84,000	88,735
Amgen, Inc. sr. unsec. unsub. bonds 5.65%, 3/2/53	46,000	48,423
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/30	92,000	96,020
Becton, Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30	77,000	71,075
Bristol-Myers Squibb Co. sr. unsec. notes 4.90%, 2/22/29	32,000	33,086
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38	42,000	39,647
CVS Pass-Through Trust 144A sr. mtge. notes 7.507%, 1/10/32	88,552	94,441
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	9,610	9,006
DH Europe Finance II SARL company guaranty sr. unsec. notes 2.60%, 11/15/29 (Luxembourg)	80,000	74,578
Eli Lilly and Co. sr. unsec. unsub. bonds 4.875%, 2/27/53	51,000	51,097
GE HealthCare Technologies, Inc. company guaranty sr. unsec. unsub. notes 5.65%, 11/15/27	100,000	104,075
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	67,000	67,518
HCA, Inc. company guaranty sr. unsec. bonds 6.00%, 4/1/54	76,000	80,358
HCA, Inc. company guaranty sr. unsec. bonds 5.60%, 4/1/34	56,000	58,376
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26	58,000	58,651
HCA, Inc. company guaranty sr. unsec. sub. notes 3.625%, 3/15/32	33,000	30,525
HCA, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 2/1/25	10,000	10,004
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28	130,000	135,611
Illumina, Inc. sr. unsec. sub. notes 4.65%, 9/9/26	69,000	69,471
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 5.30%, 5/19/53 (Singapore)	84,000	86,979
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.75%, 5/19/33 (Singapore)	118,000	120,319
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/28 (Singapore)	74,000	75,114
Royalty Pharma PLC company guaranty sr. unsec. bonds 5.40%, 9/2/34	99,000	101,601
Royalty Pharma PLC company guaranty sr. unsec. notes 5.15%, 9/2/29	85,000	87,216
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	30,000	29,621
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	20,000	18,141
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31	165,000	152,816
Thermo Fisher Scientific, Inc. sr. unsec. notes 4.80%, 11/21/27	210,000	215,618
Viatris, Inc. company guaranty sr. unsec. notes 2.30%, 6/22/27	75,000	70,689
Wyeth, LLC company guaranty sr. unsec. bonds 5.95%, 4/1/37	48,000	53,194
Zoetis, Inc. sr. unsec. sub. notes 3.00%, 9/12/27	90,000	87,293
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	37,000	32,716

		2,607,663
Technology (1.3%)
Analog Devices, Inc. sr. unsec. notes 5.05%, 4/1/34	109,000	114,184
Atlassian Corp. sr. unsec. bonds 5.50%, 5/15/34	30,000	31,409
Atlassian Corp. sr. unsec. notes 5.25%, 5/15/29	48,000	49,651
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30	144,000	142,254
Broadcom, Inc. 144A sr. unsec. bonds 4.926%, 5/15/37	325,000	324,870
Broadcom, Inc. 144A sr. unsec. bonds 3.187%, 11/15/36	68,000	57,661
Cisco Systems, Inc. sr. unsec. bonds 5.30%, 2/26/54	92,000	97,685
Cisco Systems, Inc. sr. unsec. notes 5.05%, 2/26/34	129,000	135,526
Flex, Ltd. sr. unsec. notes 5.25%, 1/15/32	109,000	110,071
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30	73,000	68,579
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29	18,000	17,196
Hewlett Packard Enterprise Co. sr. unsec. bonds 5.60%, 10/15/54	75,000	73,682
Hewlett Packard Enterprise Co. sr. unsec. bonds 5.00%, 10/15/34	37,000	36,646
Hewlett Packard Enterprise Co. sr. unsec. notes 4.85%, 10/15/31	74,000	73,871
Hewlett Packard Enterprise Co. sr. unsec. notes 4.55%, 10/15/29	64,000	63,850
Marvell Technology, Inc. sr. unsec. notes 5.95%, 9/15/33	94,000	101,075
Marvell Technology, Inc. sr. unsec. notes 5.75%, 2/15/29	100,000	104,971
Meta Platforms, Inc. sr. unsec. bonds 5.75%, 5/15/63	51,000	55,948
Meta Platforms, Inc. sr. unsec. bonds 5.40%, 8/15/54	352,000	369,051
Meta Platforms, Inc. sr. unsec. bonds 5.55%, 8/15/64	28,000	29,931
Meta Platforms, Inc. sr. unsec. notes 4.95%, 5/15/33	66,000	69,309
Meta Platforms, Inc. sr. unsec. notes 4.75%, 8/15/34	28,000	28,590
Meta Platforms, Inc. sr. unsec. unsub. notes 3.50%, 8/15/27	60,000	59,524
Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26	66,000	64,388
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30	189,000	177,964
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	213,000	176,209
Oracle Corp. sr. unsec. notes 1.65%, 3/25/26	180,000	173,104
Oracle Corp. sr. unsec. unsub. bonds 6.50%, 4/15/38	48,000	54,632
salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61	64,000	43,077
salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51	175,000	122,270
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31	170,000	155,828
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	188,000	161,374

		3,344,380
Transportation (0.3%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	86,000	84,320
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27	260,000	260,181
SMBC Aviation Capital Finance DAC 144A company guaranty sr. unsec. notes 5.30%, 4/3/29 (Ireland)	225,000	231,210
Westinghouse Air Brake Technologies Corp. company guaranty sr. unsec. unsub. bonds 5.611%, 3/11/34	180,000	190,360

		766,071
Utilities and power (1.9%)
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31	127,000	110,042
Alexander Funding Trust II 144A sr. notes 7.467%, 7/31/28	100,000	108,098
American Electric Power Co., Inc. sr. unsec. unsub. bonds 5.625%, 3/1/33	51,000	53,840
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	66,000	65,963
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32	48,000	42,201
Appalachian Power Co. sr. unsec. unsub. notes Ser. L, 5.80%, 10/1/35	57,000	59,920
CenterPoint Energy Resources Corp. sr. unsec. unsub. bonds 5.40%, 7/1/34	71,000	73,878
Commonwealth Edison Co. sr. mtge. bonds 5.875%, 2/1/33	14,000	15,054
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	38,000	34,038
Constellation Energy Generation, LLC sr. unsec. bonds 6.50%, 10/1/53	141,000	163,209
Constellation Energy Generation, LLC sr. unsec. bonds 6.125%, 1/15/34	57,000	62,682
Constellation Energy Generation, LLC sr. unsec. bonds 5.75%, 3/15/54	57,000	60,364
Constellation Energy Generation, LLC sr. unsec. notes 5.60%, 3/1/28	185,000	193,164
DTE Energy Co. sr. unsec. unsub. notes 4.95%, 7/1/27	95,000	96,623
Duke Energy Corp. sr. unsec. bonds 5.80%, 6/15/54	106,000	112,004
Duke Energy Corp. sr. unsec. notes 5.45%, 6/15/34	150,000	156,637
Duke Energy Corp. sr. unsec. notes 4.85%, 1/5/29	15,000	15,313
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	65,000	63,673
El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32	71,000	85,900
Electricite De France SA 144A sr. unsec. unsub. bonds 4.75%, 10/13/35 (France)	142,000	139,639
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	42,000	41,968
Enel Finance International NV 144A company guaranty sr. unsec. unsub. notes 7.50%, 10/14/32 (Netherlands)	200,000	233,203
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	257,000	254,280
Energy Transfer LP sr. unsec. notes 5.25%, 7/1/29	30,000	30,922
Energy Transfer LP sr. unsec. unsub. notes 6.50%, 2/1/42	18,000	19,726
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28	60,000	62,223
Eversource Energy sr. unsec. unsub. notes 5.125%, 5/15/33	132,000	134,332
Exelon Corp. sr. unsec. unsub. bonds 5.45%, 3/15/34	89,000	93,401
Exelon Corp. sr. unsec. unsub. notes 5.15%, 3/15/29	210,000	217,671
FirstEnergy Transmission, LLC 144A sr. unsec. notes 4.55%, 1/15/30	25,000	25,229
Georgia Power Co. sr. unsec. unsub. bonds 5.25%, 3/15/34	89,000	93,344
Georgia Power Co. sr. unsec. unsub. notes 4.95%, 5/17/33	114,000	117,232
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30	110,000	106,401
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44	15,000	14,516
Kinder Morgan, Inc. company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32	52,000	60,752
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.051%, 3/1/25	110,000	110,476
NiSource, Inc. sr. unsec. unsub. notes 5.20%, 7/1/29	145,000	150,209
NRG Energy, Inc. 144A sr. notes 2.45%, 12/2/27	114,000	106,846
NRG Energy, Inc. 144A sr. notes 2.00%, 12/2/25	80,000	77,214
Oncor Electric Delivery Co., LLC sr. FRB 4.95%, 9/15/52	109,000	106,367
Oncor Electric Delivery Co., LLC sr. notes 5.75%, 3/15/29	55,000	58,405
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	30,000	28,121
Pacific Gas and Electric Co. sr. bonds 6.75%, 1/15/53	60,000	68,460
Pacific Gas and Electric Co. sr. bonds 5.90%, 6/15/32	64,000	67,765
Pacific Gas and Electric Co. sr. bonds 4.95%, 7/1/50	66,000	60,060
Pacific Gas and Electric Co. sr. notes 5.55%, 5/15/29	35,000	36,371
Pacific Gas and Electric Co. sr. notes 3.30%, 12/1/27	130,000	125,490
PacifiCorp sr. bonds 2.70%, 9/15/30	82,000	74,451
Puget Sound Energy, Inc. sr. bonds 5.448%, 6/1/53	71,000	73,481
Sempra Energy sr. unsec. unsub. bonds 5.50%, 8/1/33	71,000	74,504
Southern Co. (The) sr. unsec. bonds 5.70%, 3/15/34	99,000	106,299
Southern Co. (The) sr. unsec. notes 5.50%, 3/15/29	15,000	15,740
Southern Co. Gas Capital Corp. company guaranty sr. unsec. unsub. notes 4.95%, 9/15/34	60,000	60,655
Sunoco Logistics Partners Operations LP company guaranty sr. unsec. unsub. notes 5.95%, 12/1/25	25,000	25,282
Virginia Electric and Power Co. sr. unsec. unsub. notes 5.05%, 8/15/34	104,000	106,805
Vistra Operations Co., LLC 144A company guaranty sr. notes 6.00%, 4/15/34	119,000	127,265
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	58,000	56,882
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.70%, 1/30/27	120,000	117,625
Vistra Operations Co., LLC 144A sr. bonds 6.95%, 10/15/33	81,000	91,385

		5,143,600

Total corporate bonds and notes (cost $38,444,768)		$38,224,037

MORTGAGE-BACKED SECURITIES (0.2%)(a)
	Principal amount	Value
Citigroup Commercial Mortgage Trust Ser. 14-GC21, Class C, 4.78%, 5/10/47(WAC)	$124,000	$110,870
COMM Mortgage Trust FRB Ser. 14-UBS6, Class C, 4.508%, 12/10/47(WAC)	20,000	18,985
CSAIL Commercial Mortgage Trust Ser. 19-C17, Class AS, 3.278%, 9/15/52	215,000	192,775
Morgan Stanley Capital I Trust 144A FRB Ser. 12-C4, Class D, 5.336%, 3/15/45(WAC)	45,764	42,756
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	220,229	17
Wells Fargo Commercial Mortgage Trust Ser. 17-C40, Class A4, 3.581%, 10/15/50	133,000	129,434
WF-RBS Commercial Mortgage Trust 144A FRB Ser. 11-C3, Class D, 6.05%, 3/15/44 (In default)(NON)(WAC)	20,645	7,686

Total mortgage-backed securities (cost $649,043)		$502,523

MUNICIPAL BONDS AND NOTES (0.1%)(a)
	Principal amount	Value
CA State G.O. Bonds, (Build America Bonds), 7.50%, 4/1/34	$30,000	$35,999
North TX, Tollway Auth. Rev. Bonds, (Build America Bonds), 6.718%, 1/1/49	55,000	65,310
OH State U. Rev. Bonds, (Build America Bonds), 4.91%, 6/1/40	40,000	39,517

Total municipal bonds and notes (cost $125,130)		$140,826

CONVERTIBLE BONDS AND NOTES (—%)(a)
	Principal amount	Value
VICI Properties LP sr. unsec. unsub. bonds 5.75%, 4/1/34(R)	$99,000	$103,768

Total convertible bonds and notes (cost $98,227)		$103,768

SHORT-TERM INVESTMENTS (6.8%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 5.13%(AFF)	5,875,930	$5,875,930
Putnam Short Term Investment Fund Class P 5.04%(AFF)	11,993,610	11,993,610

Total short-term investments (cost $17,869,540)		$17,869,540
TOTAL INVESTMENTS

Total investments (cost $204,630,684)		$275,405,301

	FORWARD CURRENCY CONTRACTS at 9/30/24 (aggregate face value $6,879,570) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		British Pound	Sell	12/18/24	$518,516	$511,019	$(7,497)
		Canadian Dollar	Sell	10/16/24	46,894	46,665	(229)
	Barclays Bank PLC
		British Pound	Sell	12/18/24	483,759	476,724	(7,035)
		Canadian Dollar	Sell	10/16/24	408,511	404,632	(3,879)
		Euro	Sell	12/18/24	313,660	312,707	(953)
	Citibank, N.A.
		Canadian Dollar	Sell	10/16/24	498,749	493,991	(4,758)
	Goldman Sachs International
		British Pound	Sell	12/18/24	606,873	597,948	(8,925)
		Euro	Sell	12/18/24	219,082	218,437	(645)
		Hong Kong Dollar	Sell	11/20/24	51,311	51,293	(18)
	HSBC Bank USA, National Association
		Danish Krone	Sell	12/18/24	360,683	359,797	(886)
		Hong Kong Dollar	Sell	11/20/24	654,986	654,987	1
	JPMorgan Chase Bank N.A.
		British Pound	Sell	12/18/24	207,460	204,424	(3,036)
		Canadian Dollar	Sell	10/16/24	268,494	265,895	(2,599)
	Morgan Stanley & Co. International PLC
		British Pound	Sell	12/18/24	320,279	315,581	(4,698)
		Canadian Dollar	Sell	10/16/24	56,510	55,872	(638)
		Danish Krone	Sell	12/18/24	463,995	462,897	(1,098)
	NatWest Markets PLC
		Canadian Dollar	Sell	10/16/24	26,775	26,519	(256)
	State Street Bank and Trust Co.
		British Pound	Sell	12/18/24	9,357	9,324	(33)
		Canadian Dollar	Buy	10/16/24	71,451	71,126	325
		Euro	Sell	12/18/24	48,350	48,235	(115)
		Hong Kong Dollar	Sell	11/20/24	298,793	298,772	(21)
	Toronto-Dominion Bank
		Euro	Sell	12/18/24	278,486	277,631	(855)
	UBS AG
		British Pound	Sell	12/18/24	46,251	45,611	(640)
		Canadian Dollar	Sell	10/16/24	10,059	10,541	482
		Euro	Sell	12/18/24	248,337	247,589	(748)
	WestPac Banking Corp.
		Canadian Dollar	Sell	10/16/24	415,316	411,353	(3,963)

	Unrealized appreciation						808

	Unrealized (depreciation)						(53,525)

	Total						$(52,717)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 9/30/24 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation
S&P 500 Index E-Mini (Long)	7	$2,016,868	$2,034,988	Dec-24	$45,968

Unrealized appreciation					45,968

Unrealized (depreciation)					—

Total					$45,968

Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
MTN	Medium Term Notes
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2024 through September 30, 2024 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's investment manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $264,375,188.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/24
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$6,599,250	$29,863,393	$30,586,713	$201,693	$5,875,930
	Putnam Short Term Investment Fund Class P‡	11,467,134	41,028,463	40,501,987	506,334	11,993,610

	Total Short-term investments	$18,066,384	$70,891,856	$71,088,700	$708,027	$17,869,540
* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company that is managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
# At the close of the reporting period, the fund received cash collateral of $5,875,930 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $5,760,079.
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $138,243.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the“mid price”, and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. When reliable prices are not readily available for equity securities, such as when the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This may include using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Futures contracts: The fund used futures contracts for equitizing cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $52,873 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$5,493,038	$459,770	$—
Capital goods	7,706,366	—	—
Communication services	3,292,373	—	—
Consumer cyclicals	25,737,767	—	—
Consumer staples	8,822,061	—	—
Energy	5,081,749	1,055,651	—
Financials	15,748,591	2,690,636	—
Health care	20,147,792	—	—
Technology	60,907,762	—	—
Transportation	3,802,344	—	—
Utilities and power	4,840,625	—	—

Total common stocks	161,580,468	4,206,057	—
Convertible bonds and notes	—	103,768	—
Corporate bonds and notes	—	38,224,037	—
Mortgage-backed securities	—	502,523	—
Municipal bonds and notes	—	140,826	—
U.S. government and agency mortgage obligations	—	22,643,257	—
U.S. treasury obligations	—	30,134,825	—
Short-term investments	—	17,869,540	—

Totals by level	$161,580,468	$113,824,833	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(52,717)	$—
Futures contracts	45,968	—	—

Totals by level	$45,968	$(52,717)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	8
Forward currency contracts (contract amount)	$9,100,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com